Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-based Compensation Under Each Plan According to Change in Estimate

Share-based compensation - expense	Half-year ended
	2021/06/30	2022/06/30
AGA S 2016-1	—	—
AGA S 2016-2	—	—
AGA D 2016-1	—	—
AGA D 2016-2	—	—
SO 2016-1	—	—
SO 2016-2	—	—
SO US 2016-1	—	—
SO US 2016-2	—	—
AGA S 2017-1	—	—
AGA S 2017-2	—	—
AGA D 2017-1	—	—
AGA D 2017-2	—	—
SO 2017-1	—	—
SO 2017-2	—	—
SO US 2017-1	—	—
SO US 2017-2	—	—
BSA-2017-A	—	—
BSA-2017-B	—	—
AGA S 2018	—	—
AGA D 2018	—	—
SO 2018	93	—
SO US 2018	12	—
AGA S 2019	21	6
AGA D 2019	13	3
SO 2019	19	51
SO 2019 - US	6	(10)
BSA 2019	—	—
SO US 2019	—	—
SO D 2020	7	7
SO C 2020	22	20
SO US 2020	9	9
AGA S 2021	15	18
AGA D 2021	—	4
SO D 2021	—	7
SO C2021	—	31
SO US 2021	—	5
TOTAL	217	148